Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 30, 2021
Lease liabilities [abstract]
Carrying amount at July 1	$ 112,965	$ 182,290
New lease	0	0
Payments	(45,715)	(69,325)
Carrying amount at December 31/June 30	67,250	112,965
Maturity analysis year 1	73,170	124,495
Maturity analysis year 2	0	0
Maturity analysis	73,170	124,495
Less: unearned interest	(5,920)	(11,530)
Lease liabilities maturity analysis, Net	67,250	112,965
Current portion	67,250	112,965
Non-current portion		0	$ 0
Lease liabilities	$ 67,250	$ 112,965